Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO Funds
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 18, 2012
Prospectus Date	rr_ProspectusDate	Jan. 18, 2012
PIMCO California Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pimco_SupplementTextBlock

PIMCO Funds

Supplement Dated January 18, 2012 to the
Bond Funds - Class A, Class B, Class C and Class R Prospectus (dated July 31, 2011), as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund (the "Fund")

Effective immediately, the information for Class A shares of the Fund in the Shareholder Fees table in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

PIMCO California Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%